Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
28. Quarterly Financial Data (Unaudited)

	Three Months Ended
(in thousands, except per share data)	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
Total revenues	$(29,846)	$44,165	$(22,526)	$38,913
Net (loss) income from continuing operations	$(10,069)	$(29,919)	$24,212	$(8,452)
Net (loss) income from discontinued operations	$(44,761)	$11,954	$(28,725)	$15,069
Net (loss) income attributable to PDL’s stockholders	$(54,888)	$(17,784)	$(4,419)	$6,680
Net income (loss) from continuing operations per basic share	$(0.09)	$(0.26)	$0.21	$(0.07)
Net income (loss) from discontinued operations per basic share	$(0.39)	$0.10	$(0.25)	$0.12
Net income (loss) from continuing operations per diluted share	$(0.09)	$(0.26)	$0.20	$(0.07)
Net income (loss) from discontinued operations per diluted share	$(0.39)	$0.10	$(0.24)	$0.05
Net (loss) income per basic share	$(0.48)	$(0.16)	$(0.04)	$0.05
Net (loss) income per diluted share	$(0.48)	$(0.16)	$(0.04)	$0.05

	Three Months Ended
(in thousands, except per share data)	December 31, 2018	September 30, 2018	June 30, 2018	March 31, 2018
Total revenues	$7,146	$7,942	$7,855	$9,085
Net (loss) income from continuing operations	$(10,190)	$(8,624)	$(9,116)	$(4,835)
Net (loss) income from discontinued operations	$26,468	$34,180	$(103,180)	$6,438
Net income (loss) attributable to PDL’s stockholders	$16,279	$25,556	$(112,296)	$1,602
Net income (loss) from continuing operations per basic share	$(0.07)	$(0.06)	$(0.06)	$(0.03)
Net income (loss) from discontinued operations per basic share	$0.19	$0.24	$(0.70)	$0.04
Net income (loss) from continuing operations per diluted share	$(0.07)	$(0.06)	$(0.06)	$(0.03)
Net income (loss) from discontinued operations per diluted share	$0.19	$0.24	$(0.70)	$0.04
Net income (loss) per basic share	$0.12	$0.18	$(0.76)	$0.01
Net income (loss) per diluted share	$0.12	$0.18	$(0.76)	$0.01